Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Employee Share Option Activity

	Number of options	Weighted average exercise price	Aggregate intrinsic value
	2012	2012	2012

Outstanding at the beginning of the year	4,032,681	$3.06	$2,554
Granted	1,716,552	2.65
Exercised	(738,995)	1.05
Expired and forfeited	(1,018,770)	3.92

Outstanding at the end of the year	3,991,468	$3.03	$1,525

Options vested and expected to vest at the end of the year	3,800,579	$3.03	$1,462

Exercisable options at the end of the year	1,401,584	$3.28	$727

Weighted average fair value of options granted during the year		$2.88

Schedule Of Options Outstanding

Exercise price per share	Options outstanding	Weighted average remaining contractual life in years	Weighted average price per share	Options exercisable	Weighted average exercise price per share of exercisable options

$0.93-$1.89	283,784	1.93	$1.33	283,784	$1.33
$1.93-$2.44	778,219	5.22	2.35	148,125	1.98
$2.46-$2.92	956,500	4.74	2.64	162,500	2.74
$3.12-$3.14	36,948	4.38	3.17	29,325	3.17
$3.16-$3.18	248,000	5.13	3.16	-	-
$3.21-$3.28	555,000	4.81	3.21	161,858	3.21
$3.41-$3.69	583,000	4.72	3.44	173,517	3.46
$3.75-$4.35	319,337	3.2	3.9	211,795	3.91
$4.69-$6.6	230,680	0.87	6.25	230,680	6.25

	3,991,468	4.31	$3.03	1,401,584	$3.28

Schedule Of Options To Non-Employees

Issuance date	Options granted for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
May 2006-2008	33,334	$3.21-$5.73	33,334	May 2013
February 16, 2012	53,000	$3.16	11,594	February 2016

	86,334		44,928

Schedule of Stock-Based Compensation

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$38	$24	$51
Research and development	316	294	229
Selling and marketing	373	355	195
General and administrative	769	540	812

	$1,496	$1,213	$1,287